Earnings (Loss) Per Common Share (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Options [Member]
Earnings Per Share [Line Items]
Securities excluded from computation of earnings per share amount	1,639,375	1,865,625	2,247,590
Convertible Notes [Member]
Earnings Per Share [Line Items]
Securities excluded from computation of earnings per share amount	4,283,518
Convertible notes interest rate	3.75%	3.75%	3.75%
$28.515 Strike Price [Member] | Warrants [Member]
Earnings Per Share [Line Items]
Securities excluded from computation of earnings per share amount		4,000,000	4,000,000
Exercise price		28.515	28.515
$33.84 Strike Price [Member] | Warrants [Member]
Earnings Per Share [Line Items]
Securities excluded from computation of earnings per share amount	4,000,000
Exercise price	33.84